ASSET ACQUISITION (Tables)	12 Months Ended
Sep. 30, 2022
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Summary of fair value analysis of the net assets acquired	The allocation is as follows:

RMB
Apartment rental agreements	649,733
Trademarks	194,971
Liabilities assumed by the Group	(349,665)
495,039